Income Taxes (Details) - Schedule of net change valuation allowance of deferred tax assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of net change valuation allowance of deferred tax assets [Abstract]
Beginning Balance	¥ 356,294	¥ 279,516	¥ 160,252
NOL Reductions/expirations	(20,848)	(19,821)
Additions-change to tax expense	66,093	96,599	119,264
Ending Balance	¥ 401,539	¥ 356,294	¥ 279,516